Document and Entity Information	Nov. 02, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001814287
Document Type	8-K
Document Period End Date	Nov. 02, 2023
Entity Registrant Name	Abacus Life, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39403
Entity Tax Identification Number	85-1210472
Entity Address, Address Line One	2101 Park Center Drive
Entity Address, Address Line Two	Suite 170
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32835
City Area Code	800
Local Phone Number	561-4148
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	ABL
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	ABLLW
Security Exchange Name	NASDAQ